The reporting entity	12 Months Ended
Dec. 31, 2019
The reporting entity
The reporting entity

1. The reporting entity

voxeljet AG (in the following referred to as ‘voxeljet’, ‘Group’, or the ‘Company’) is a high‑tech company headquartered in Friedberg, Germany. The Company consists of voxeljet AG, voxeljet America Inc. (voxeljet America), voxeljet UK Ltd. (voxeljet UK), voxeljet India Pvt. Ltd (voxeljet India) and voxeljet China Co., Ltd. (voxeljet China). voxeljet AG owns 100% of the issued and outstanding shares of voxeljet America, voxeljet UK and voxeljet India, as well as 70.00% of voxeljet China.

As a manufacturer of three‑dimensional (“3D”) printing systems, voxeljet specializes in the development, production and distribution of industrial printing machines and the production and sale of customized printed products to industrial customers. The Company operates in two business divisions: Systems and Services.

The voxeljet Systems business division develops, manufactures and sells innovative 3D printers. Today, voxeljet has a product range that reaches from smaller entry models to large‑format machines, and therefore offers 3D printer systems for a wide range of application areas.

Through its Services business division, the Company offers customized printed products such as sand molds and plastic models based on CAD data through its ‘on‑demand production’ service centers. In addition, the Company offers casting services to its customers. In those cases, the casting process is performed by external suppliers supported by voxeljet’s molds and models. Small‑batch and prototype manufacturers utilize the Company’s machines for the automatic, patternless manufacture of their casting molds and 3D models. The Company’s customer base includes automotive manufacturers, aerospace industries, foundries and suppliers as well as companies from the arts and design industries as well as universities and research institutes.